UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-09607

                                     Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

2601 NE 2nd Avenue

                                         Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

2601 NE 2nd Avenue

                                         Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 28, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 36.2%

	DIVERSIFIED HOLDING COMPANIES — 2.0%
106,000	Berkshire Hathaway, Inc., Class B (a)	$21,337,800

	LEISURE PRODUCTS — 0.8%
960,600	Vista Outdoor, Inc. (a)	8,558,946

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 33.4%
22,730,687	The St. Joe Co. (a)(b)	353,234,876

TOTAL DOMESTIC EQUITY SECURITIES (COST $636,156,828)		383,131,622

	FOREIGN EQUITY SECURITIES — 1.0%

	CANADA — 1.0%

	METALS & MINING — 1.0%
7,027,352	Imperial Metals Corp. (a)(b)	10,413,265

TOTAL FOREIGN EQUITY SECURITIES (COST $65,617,874)		10,413,265

	DOMESTIC PREFERRED EQUITY SECURITIES — 16.4%

	MORTGAGE FINANCE — 16.4%
9,165,768	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(c)	86,708,165
8,990,809	Federal National Mortgage Association 7.750%, Series S (a)(c)	87,031,031

		173,739,196

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $76,989,385)		173,739,196

Principal		Value

	DOMESTIC CORPORATE BONDS — 0.6%

	RETAIL DEPARTMENT STORES — 0.6%
$99,306,000	Sears Holdings Corp. 8.000%, 12/15/2019 (d)	$6,454,890

TOTAL DOMESTIC CORPORATE BONDS (COST $99,677,915)		6,454,890

	FOREIGN CORPORATE BONDS — 8.8%

	CANADA — 8.8%

	METALS & MINING — 8.8%
143,223,000	Imperial Metals Corp. 7.000%, 03/15/2019 (b)(e)	92,622,314

TOTAL FOREIGN CORPORATE BONDS (COST $143,109,811)		92,622,314

	COMMERCIAL PAPER — 27.7%

	AEROSPACE & DEFENSE — 2.2%
	Lockheed Martin Corp.
3,000,000	2.612%, 03/06/2019 (f)(g)	2,998,682
19,000,000	2.612%, 03/07/2019 (f)(g)	18,990,247
1,500,000	2.613%, 03/11/2019 (f)(g)	1,498,783

		23,487,712

	AUTOMOTIVE RETAIL — 0.8%
8,532,000	AutoZone, Inc. 2.634%, 03/14/2019 (f)(g)	8,523,154

	BEVERAGES — 3.0%
4,000,000	Anheuser-Busch Inbev NV 2.677%, 04/03/2019 (f)(g)	3,990,008
	Constellation Brands, Inc.
3,000,000	2.865%, 03/15/2019 (f)(g)	2,996,200
7,500,000	2.825%, 03/20/2019 (f)(g)	7,487,304
17,000,000	2.908%, 03/22/2019 (f)(g)	16,968,335

		31,441,847

	CHEMICALS — 4.9%
21,000,000	Albemarle Corp. 2.604%, 03/08/2019 (f)(g)	20,986,728
	Sherwin-Williams Co.
11,000,000	2.804%, 03/05/2019 (f)(g)	10,996,329
6,000,000	2.756%, 03/14/2019 (f)(g)	5,994,316

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 27.7%

	CHEMICALS (Continued)
$14,000,000	2.807%, 03/25/2019 (f)(g)	$13,976,151

		51,953,524

	ENERGY SERVICES — 3.3%
	Duke Energy Corp.
16,000,000	2.644%, 03/19/2019 (f)(g)	15,977,183
19,000,000	2.739%, 03/21/2019 (f)(g)	18,969,875

		34,947,058

	HOME FURNISHINGS — 0.5%
5,000,000	Mohawk Industries, Inc. 2.652%, 03/08/2019 (f)(g)	4,997,062

	HOTEL, RESORTS & CRUISE LINES — 0.8%
	Royal Caribbean Cruises Ltd.
7,477,000	3.047%, 03/05/2019 (f)(g)	7,474,263
1,000,000	2.987%, 03/26/2019 (f)(g)	998,028

		8,472,291

	HYPERMARKETS & SUPER CENTERS — 4.1%
	Wal-Mart Stores, Inc.
32,000,000	2.414%, 03/18/2019 (f)(g)	31,962,016
11,000,000	2.425%, 03/25/2019 (f)(g)	10,981,751

		42,943,767

	OIL & NATURAL GAS EXPLORATION — 1.1%
12,000,000	Canadian Natural Resources Ltd. 2.694%, 03/19/2019 (f)(g)	11,982,963

	PACKAGED FOODS — 5.6%
	Campbell Soup Co.
34,000,000	2.856%, 03/11/2019 (f)(g)	33,972,490
8,000,000	2.910%, 03/20/2019 (f)(g)	7,987,956
	General Mills, Inc.
3,000,000	2.645%, 03/11/2019 (f)(g)	2,997,566
14,000,000	2.656%, 03/18/2019 (f)(g)	13,981,142

		58,939,154

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.1%
1,000,000	Arrow Electronics, Inc

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 27.7%

	TECHNOLOGY HARDWARE & EQUIPMENT (Continued)
	2.783%, 03/05/2019 (f)(g)	$999,583

	WIRELESS TELECOMMUNICATION SERVICES — 1.3%
	Bell Canada
$ 4,000,000	2.787%, 03/01/2019 (f)(g)	3,999,707
10,000,000	2.736%, 03/11/2019 (f)(g)	9,991,826

		13,991,533

TOTAL COMMERCIAL PAPER (COST $292,697,940)		292,679,648

	U.S. GOVERNMENT OBLIGATIONS — 7.5%
	U.S. Treasury Bills
50,000,000	2.390%, 04/25/2019 (g)	49,818,195
29,500,000	2.465%, 05/16/2019 (g)	29,351,519

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $79,167,282)		79,169,714

Shares

	MONEY MARKET FUNDS — 1.0%
10,341,562	Fidelity Investments Money Market Treasury Portfolio - Class I, 2.35% (h)	10,341,562

TOTAL MONEY MARKET FUNDS (COST $10,341,562)		10,341,562

TOTAL INVESTMENTS — 99.2% (COST $1,403,758,597)		1,048,552,211
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%	8,811,372

NET ASSETS — 100.0%		$1,057,363,583

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 2.
(c)	Variable rate security. Rates shown are the effective rates as of February 28, 2019.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019 (unaudited)

(d)	Security in default and no interest was accrued as of February 28, 2019.
(e)

Restricted security as set forth in Rule 144A under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of this investment totals $92,622,314, which represents 8.76% of The Fairholme Fund’s net assets.

(f)

Restricted security as set forth in Rule 144(a) under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of these investments totals $292,679,648, which represents 27.68% of The Fairholme Fund’s net assets.

(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of February 28, 2019.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (unaudited)

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 11.1%

	CONSUMER FINANCE — 3.8%
268,500	GMAC Capital Trust I, Inc. 8.469%, Series 2 (a)	$6,978,315

	MORTGAGE FINANCE — 3.6%
	Federal Home Loan Mortgage Corp.
302,300	5.100%, Series H (b)	4,534,500
260,924	6.550%, Series Y (b)	2,129,114

		6,663,614

	OIL & GAS STORAGE & TRANSPORTATION — 1.2%
90,000	Energy Transfer Operating LP 7.375%, Series C (a)	2,184,300

	OIL & NATURAL GAS EXPLORATION — 2.5%
	Chesapeake Energy Corp.
42,416	5.000%	2,460,128
3,633	5.750%	1,911,648
600	5.750% (c)	315,714
100	5.750% (c)	54,218

		4,741,708

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $18,947,452)		20,567,937

Principal		Value

	DOMESTIC CORPORATE BONDS — 12.0%

	CAPITAL MARKETS — 3.6%
$ 6,600,000	The Goldman Sachs Group, Inc. 5.700%, Series L (d)(e)	$6,614,520

	DIVERSIFIED BANKS — 6.5%
4,172,000	Bank of America Corp. 5.125%, Series V (d)(e)	4,166,994
5,290,000	Citigroup, Inc. 5.800%, Series N (d)(e)	5,325,972
2,450,000	Wells Fargo & Co. (3 mo. LIBOR + 3.770%) 6.558%, Series K (d)(f)	2,496,550

		11,989,516

	RETAIL DEPARTMENT STORES — 0.6%
17,595,500	Sears Holdings Corp. 8.000%, 12/15/2019 (g)	1,143,707

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.3%
2,500,000	Tech Data Corp. 3.700%, 02/15/2022	2,471,000

TOTAL DOMESTIC CORPORATE BONDS (COST $38,048,180)		22,218,743

	FOREIGN CORPORATE BONDS — 8.6%

	METALS & MINING — 8.6%
24,725,000	Imperial Metals Corp. 7.000%, 03/15/2019 (c)	15,989,658

TOTAL FOREIGN CORPORATE BONDS (COST $24,700,200)		15,989,658

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019 (unaudited)

Principal		Value

	COMMERCIAL PAPER — 57.8%

	AEROSPACE & DEFENSE — 3.8%
$7,000,000	Lockheed Martin Corp. 2.613%, 03/11/2019 (h)(i)	$6,994,321

	AUTOMOTIVE RETAIL — 3.7%
7,000,000	AutoZone, Inc. 2.707%, 03/27/2019 (h)(i)	6,985,689

	BEVERAGES — 4.8%
3,000,000	Anheuser-Busch Inbev NV 2.736%, 03/01/2019 (h)(i)	2,999,785
6,000,000	Constellation Brands, Inc. 2.865%, 03/15/2019 (h)(i)	5,992,400

		8,992,185

	CHEMICALS — 4.6%
4,000,000	Albemarle Corp. 2.604%, 03/08/2019 (h)(i)	3,997,472
	Sherwin-Williams Co.
2,000,000	2.804%, 03/05/2019 (h)(i)	1,999,333
2,500,000	2.766%, 03/18/2019 (h)(i)	2,496,945

		8,493,750

	ENERGY SERVICES — 3.8%
7,000,000	Duke Energy Corp. 2.705%, 03/11/2019 (h)(i)	6,994,321

	FOOD PRODUCTS — 3.7%
	Mondelez International, Inc.
2,500,000	2.603%, 03/12/2019 (h)(i)	2,497,784
4,500,000	2.582%, 03/13/2019 (h)(i)	4,495,674

		6,993,458

	HOME FURNISHINGS — 3.8%
7,000,000	Mohawk Industries, Inc. 2.704%, 03/07/2019 (h)(i)	6,996,407

	HOTEL, RESORTS & CRUISE LINES — 3.2%
	Royal Caribbean Cruises Ltd.
4,000,000	3.047%, 03/05/2019 (h)(i)	3,998,536
2,000,000	2.987%, 03/26/2019 (h)(i)	1,996,055

		5,994,591

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 57.8%

	HYPERMARKETS & SUPER CENTERS — 3.8%
	Wal-Mart Stores, Inc.
$ 5,500,000	2.383%, 03/01/2019 (h)(i)	$5,499,632
1,500,000	2.413%, 03/19/2019 (h)(i)	1,498,119

		6,997,751

	OIL & GAS STORAGE & TRANSPORTATION — 3.8%
7,000,000	Enterprise Products Partners LP 2.737%, 03/05/2019 (h)(i)	6,997,441

	OIL & NATURAL GAS EXPLORATION — 3.7%
7,000,000	Canadian Natural Resources Ltd. 2.694%, 03/19/2019 (h)(i)	6,990,062

	PACKAGED FOODS — 7.5%
7,000,000	Campbell Soup Co. 2.910%, 03/20/2019 (h)(i)	6,989,461
7,000,000	General Mills, Inc. 2.645%, 03/11/2019 (h)(i)	6,994,321

		13,983,782

	TECHNOLOGY HARDWARE & EQUIPMENT — 3.8%
7,000,000	Arrow Electronics, Inc 2.783%, 03/05/2019 (h)(i)	6,997,080

	WIRELESS TELECOMMUNICATION SERVICES — 3.8%
7,000,000	Bell Canada 2.736%, 03/05/2019 (h)(i)	6,997,421

TOTAL COMMERCIAL PAPER (COST $107,415,492)		107,408,259

	U.S. GOVERNMENT OBLIGATIONS — 8.6%
	U.S. Treasury Bills
2,000,000	2.380%, 04/11/2019 (h)	1,994,521
3,000,000	2.390%, 04/25/2019 (h)	2,989,092
11,000,000	2.465%, 05/16/2019 (h)	10,944,634

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $15,927,040)		15,928,247

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019 (unaudited)

Shares		Value

	MONEY MARKET FUNDS — 1.4%
2,666,932	Fidelity Investments Money Market Treasury Portfolio - Class I, 2.35% (j)	$2,666,932

TOTAL MONEY MARKET FUNDS (COST $2,666,932)		2,666,932

Value
TOTAL INVESTMENTS — 99.5% (COST $207,705,296)	$184,779,776
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%	886,663

NET ASSETS — 100.0%	$185,666,439

(a)	Variable rate security. Rates shown are the effective rates as of February 28, 2019.
(b)	Non-income producing security.
(c)

Restricted security as set forth in Rule 144A under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of these investments totals $16,359,590, which represents 8.81% of The Income Fund’s net assets.

(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(f)	Floating rate security. Rate shown is the effective rate as of February 28, 2019.
(g)	Security in default and no interest was accrued as of February 28, 2019.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)

Restricted security as set forth in Rule 144(a) under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of these investments totals $107,408,259, which represents 57.85% of The Income Fund’s net assets.

(j)	Annualized based on the 1-day yield as of February 28, 2019.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

February 28, 2019 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 11.5%

	DIVERSIFIED HOLDING COMPANIES — 1.9%
7,200	Berkshire Hathaway, Inc., Class B (a)	$1,449,360

	LEISURE PRODUCTS — 0.9%
74,700	Vista Outdoor, Inc. (a)	665,577

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.7%
426,748	The St. Joe Co. (a)(b)(c)	6,422,557

TOTAL DOMESTIC EQUITY SECURITIES (COST $10,619,886)		8,537,494

	FOREIGN EQUITY SECURITIES — 5.3%

	CANADA — 5.3%

	METALS & MINING — 5.3%
2,686,983	Imperial Metals Corp. (a)	3,981,624

TOTAL FOREIGN EQUITY SECURITIES (COST $27,105,770)		3,981,624

	DOMESTIC PREFERRED EQUITY SECURITIES — 17.5%

	MORTGAGE FINANCE — 13.9%
544,169	Federal Home Loan Mortgage Corp. 7.875%, Series Z (a)(d)	5,147,839
529,918	Federal National Mortgage Association 7.750%, Series S (a)(d)	5,129,606

		10,277,445

	OIL & NATURAL GAS EXPLORATION — 3.6%
5,121	Chesapeake Energy Corp. 5.750%	2,694,619

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $7,472,859)		12,972,064

Principal		Value

	COMMERCIAL PAPER — 49.2%

	AEROSPACE & DEFENSE — 3.4%
	Lockheed Martin Corp.
$1,000,000	2.612%, 03/06/2019 (e)(f)	$999,561
1,500,000	2.613%, 03/11/2019 (e)(f)	1,498,783

		2,498,344

	AUTOMOTIVE RETAIL — 2.7%
2,000,000	AutoZone, Inc. 2.707%, 03/27/2019 (e)(f)	1,995,911

	BEVERAGES — 6.7%
2,500,000	Anheuser-Busch Inbev NV 2.736%, 03/01/2019 (e)(f)	2,499,821
2,500,000	Constellation Brands, Inc. 2.825%, 03/20/2019 (e)(f)	2,495,768

		4,995,589

	CHEMICALS — 0.7%
500,000	Sherwin-Williams Co. 2.807%, 03/25/2019 (e)(f)	499,148

	ENERGY SERVICES — 3.4%
2,500,000	Duke Energy Corp. 2.705%, 03/11/2019 (e)(f)	2,497,972

	FOOD PRODUCTS — 2.0%
1,500,000	Mondelez International, Inc. 2.582%, 03/13/2019 (e)(f)	1,498,558

	HOME FURNISHINGS — 2.7%
2,000,000	Mohawk Industries, Inc. 2.704%, 03/07/2019 (e)(f)	1,998,973

	HOTEL, RESORTS & CRUISE LINES — 3.4%
2,500,000	Royal Caribbean Cruises Ltd. 3.047%, 03/05/2019 (e)(f)	2,499,085

	HYPERMARKETS & SUPER CENTERS — 3.3%
2,500,000	Wal-Mart Stores, Inc. 2.413%, 03/19/2019 (e)(f)	2,496,865

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

February 28, 2019 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 49.2%

	OIL & GAS STORAGE & TRANSPORTATION — 3.4%
$2,500,000	Enterprise Products Partners LP 2.737%, 03/05/2019 (e)(f)	$2,499,086

	OIL & NATURAL GAS EXPLORATION — 4.7%
2,500,000	Canadian Natural Resources Ltd. 2.694%, 03/19/2019 (e)(f)	2,496,451
1,000,000	Suncor Energy, Inc. 2.707%, 03/12/2019 (e)(f)	999,114

		3,495,565

	PACKAGED FOODS — 6.7%
2,500,000	Campbell Soup Co. 2.856%, 03/11/2019 (e)(f)	2,497,977
2,500,000	General Mills, Inc. 2.645%, 03/11/2019 (e)(f)	2,497,972

		4,995,949

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.7%
2,000,000	Arrow Electronics, Inc 2.783%, 03/05/2019 (e)(f)	1,999,166

	WIRELESS TELECOMMUNICATION SERVICES — 3.4%
2,500,000	Bell Canada 2.736%, 03/05/2019 (e)(f)	2,499,079

TOTAL COMMERCIAL PAPER (COST $36,471,929)		36,469,290

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 13.4%
$10,000,000	U.S. Treasury Bills 2.465%, 05/16/2019 (f)	$9,949,667

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,948,373)		9,949,667

Shares

	MONEY MARKET FUNDS — 3.1%
2,283,656	Fidelity Investments Money Market Treasury Portfolio - Class I, 2.35% (g)	2,283,656

TOTAL MONEY MARKET FUNDS (COST $2,283,656)		2,283,656

TOTAL INVESTMENTS — 100.0% (COST $93,902,473)		74,193,795
	LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	(34,468)

NET ASSETS — 100.0%		$74,159,327

(a)	Non-income producing security.
(b)	Security is deemed an illiquid security pursuant to the Funds’ liquidity guidelines.
(c)	Restricted/controlled security. The value of this security totals $6,422,557, which represents 8.66% of The Allocation Fund’s net assets. Information related to this security is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	02/28/2019 Carrying Value Per Unit

426,748	The St. Joe Co.	08/08/2017-09/05/2017	$8,066,747	$15.05
(d)	Variable rate security. Rates shown are the effective rates as of February 28, 2019.
(e)

Restricted security as set forth in Rule 144(a) under the Securities Act of 1933. The Manager has determined that the investment is liquid pursuant to the Funds’ liquidity guidelines. The value of these investments totals $36,469,290, which represents 49.18% of The Allocation Fund’s net assets.

(f)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(g)	Annualized based on the 1-day yield as of February 28, 2019.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

February 28, 2019 (unaudited)

Note 1. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of February 28, 2019, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at February 28, 2019, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: The Manager was deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by certain of the Funds and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2019 (unaudited)

at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to provide prices for some of the Funds’ securities. The Funds also use other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•  Level 1 — quoted prices in active markets for identical securities;

•  Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2019 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of February 28, 2019, is as follows:

	Valuation Inputs
			Level 3 -
		Level 2 – Other	Significant	Total
	Level 1 –	Significant	Unobservable	Fair Value
	Quoted Prices	Observable Inputs	Inputs	at 2/28/19
THE FAIRHOLME FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$383,131,622	$—	$—	$383,131,622
Foreign Equity Securities*	10,413,265	—	—	10,413,265
Domestic Preferred Equity Securities*	173,739,196	—	—	173,739,196
Domestic Corporate Bonds*	—	6,454,890	—	6,454,890
Foreign Corporate Bonds*	—	92,622,314	—	92,622,314
Commercial Paper*	—	292,679,648	—	292,679,648
U.S. Government Obligations	—	79,169,714	—	79,169,714
Money Market Funds	10,341,562	—	—	10,341,562

TOTAL INVESTMENTS	$577,625,645	$470,926,566	$—	$1,048,552,211

* Industry classifications for these categories are detailed in the Schedule of Investments.
THE INCOME FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Preferred Equity Securities
Mortgage Finance	$2,129,114	$4,534,500	$—	$6,663,614
Oil & Natural Gas Exploration	—	4,741,708	—	4,741,708
Other Industries*	9,162,615	—	—	9,162,615
Domestic Corporate Bonds*	—	22,218,743	—	22,218,743
Foreign Corporate Bonds*	—	15,989,658	—	15,989,658
Commercial Paper*	—	107,408,259	—	107,408,259
U.S. Government Obligations	—	15,928,247	—	15,928,247
Money Market Funds	2,666,932	—	—	2,666,932

TOTAL INVESTMENTS	$13,958,661	$170,821,115	$—	$184,779,776

*	Industry classifications for these categories are detailed in the Schedule of Investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

February 28, 2019 (unaudited)

	Valuation Inputs
			Level 3 -
		Level 2 – Other	Significant	Total
	Level 1 –	Significant	Unobservable	Fair Value
	Quoted Prices	Observable Inputs	Inputs	at 2/28/19
THE ALLOCATION FUND ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$6,422,557	$—	$6,422,557
Other Industries*	2,114,937	—	—	2,114,937
Foreign Equity Securities*	3,981,624	—	—	3,981,624
Domestic Preferred Equity Securities			—
Mortgage Finance	10,277,445	—	—	10,277,445
Oil & Natural Gas Exploration	—	2,694,619	—	2,694,619
Commercial Paper*	—	36,469,290	—	36,469,290
U.S. Government Obligations	—	9,949,667	—	9,949,667
Money Market Funds	2,283,656	—	—	2,283,656

TOTAL INVESTMENTS	$18,657,662	$55,536,133	$—	$74,193,795

*	Industry classifications for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments at February 28, 2019, or November 30, 2018.

Note 2. Transactions in Shares of Affiliates

Portfolio companies in which the Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fairholme Fund. The aggregate fair value of all securities of affiliates held in the Fairholme Fund as of February 28, 2019, amounted to $456,270,455, representing 43.15% of the Fairholme Fund’s net assets.

Transactions in The Fairholme Fund during the period ended February 28, 2019, in which the issuer was an affiliate are as follows:

	November 30, 2018	Gross Additions	Gross Deductions	February 28, 2019
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Investment Income	Change in Unrealized Appreciation/ Depreciation
Imperial Metals Corp.	7,027,352	—	—	7,027,352	$10,413,265	$—	$4,013,464
The St. Joe Co.	22,730,687	—	—	22,730,687	353,234,876	—	12,274,571
Imperial Metals Corp. 7.000%, 03/15/2019	$143,223,000	$—	$—	$143,223,000	92,622,314	3,220,198	(7,888,793)

Total					$456,270,455	$3,220,198	$8,399,242

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date      4/23/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date      4/23/2019

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date      4/23/2019

* Print the name and title of each signing officer under his or her signature.